Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
SKYWEST, INC. EMPLOYEES' RETIREMENT PLAN
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

(2)          Summary of Significant Accounting Policies

(a)          Basis of Accounting

The Plan’s financial statements are prepared on the accrual basis of accounting, in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

(b)          Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates that affect the reported amounts of assets available for benefits and disclosure of contingent assets and liabilities at the date of the financial statements and the reported changes in assets available for benefits during the reporting period. Actual results could differ from these estimates.

(c)          Risks and Uncertainties

The Plan provides for investments in securities that are exposed to various risks, such as interest rate, currency exchange rate, credit and overall market fluctuation. Due to the level of risk associated with certain investment securities, it is reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect participants’ account balances and the amounts reported in the statements of assets available for benefits.

(d)          Investment Valuation and Income Recognition

Mutual funds are valued at quoted market prices, which represent the net asset values of units held by the Plan at year-end. Units of the Company’s common stock fund, common/collective trusts, and stable value fund are valued using net asset value, which approximates fair value, on the last business day of the Plan year. The self-directed brokerage account is valued at quoted market prices of the underlying investments (see Note 5 for additional information regarding the valuation used for these investments). Unrealized appreciation or depreciation caused by fluctuations in the market value of investments is recognized in the statement of changes in assets available for benefits. Dividends and interest are reinvested as earned. Purchases and sales of investments are recorded on a trade-date basis.

(e)          Distributions to Participants

Distributions to participants are recorded when paid.

(f)         Notes Receivable from Participants

Notes receivable from participants represent participant loans that are recorded at their unpaid principal balance plus any accrued but unpaid interest. Interest income on notes receivable from participants is recorded when it is earned. Related fees are recorded as administrative expenses and are expensed when they are incurred. A participant loan will become immediately due and payable upon termination of employment.

(g)          Contributions

Participant contributions and employer matching contributions are recorded in the period the underlying compensation is earned.

(h)          Administrative Expenses

The Plan pays substantially all administrative expenses of the Plan, other than certain legal and professional fees, which are paid by the Plan Sponsor. Expenses that are paid by the Company are excluded from these financial statements. Fees related to the administration of notes receivable from participants are charged directly to the participant's account and are included in administrative expenses. Investment related expenses are included in net appreciation of fair value of investments.

(i)          Interest and Dividend Income

Interest income is recorded as earned on the accrual basis. Dividend income is recorded on the ex-dividend date.

(j)           Subsequent Events

The Plan Administrators have evaluated events occurring subsequent to December 31, 2025 through the date of issuance of these financial statements.